Organization and Summary of Significant Accounting Policies (Details 18) (USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Weighted average grant date fair value:
Options issued at grant date market value			$ 8.95
Options issued above grant date market value	$ 10.29	$ 7.48
Assumptions:
Risk free interest rates	1.23%	1.08%	3.14%
Expected volatility	59.88%	59.89%	49.73%
Expected dividend yield	1.74%	1.54%
Expected term (in years)	6 years	4 years	6 years